Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through April 30, 2026, the date the consolidated financial statements were issued. The following events were identified as non-recognized subsequent events that did not require adjustment to the consolidated financial statements. No events occurred between March 20, 2026 and April 30, 2026 that require adjustment to or disclosure in the consolidated financial statements.

On January 20, 2026, the Company filed a Form S-8 to register 360,000 Class A ordinary shares under its 2026 Share Incentive Plan, which provides for equity-based awards, including stock options, restricted stock, and restricted stock units, to employees, directors, and other service providers.

On January 26, 2026, at an Extraordinary General Meeting, shareholders approved, among other matters: (i) an increase in authorized share capital from $180,000 to $12,680,000; (ii) the adoption of amended and restated memorandum and articles of association; (iii) authorization of the board to effect share consolidations; (iv) a general mandate to dispose of assets; and (v) authorization to arrange financing, including for potential digital asset acquisitions.

February 26, 2026. The Company will not receive proceeds from such resales but may receive up to approximately $35.55 million in aggregate gross proceeds from sales to such investors under the subscription agreements. This registration statement is separate from a registration statement covering up to 30,000,000 shares.

On March 20, 2026, the Company filed a Form F-1 to register the resale of up to 30,000,000 Class A ordinary shares by certain selling shareholders, which may be issued under standby equity subscription agreements entered into on February 26, 2026. This registration statement is separate from a previously effective registration statement covering up to 4,000,000 shares.

On April 1, 2026, the Company entered into supplemental agreements to these loan agreements with each of Xinyi and Hesheng pursuant to which, among other things, if Xinyi or Hesheng, as applicable, fail to repay the entire outstanding principal balance due under the loans by July 1, 2026, interest shall accrue on the outstanding principal amount retroactively from January 1, 2026 at an annual interest rate of 3%.

On April 20, 2026, the Company entered into loan repayment plans with each of Xinyi and Hesheng pursuant to which, among other things, each of Xinyi and Hesheng shall commence repayment of their respective loans on July 15, 2026 and shall fully repay their respective loan (together with accrued interest) by December 15, 2026.